Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) (10Q) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Earnings Per Share [Abstract]
Net income	$ 35,750	$ 1,015,315	$ 806,626
Weighted-average shares outstanding-Basic and diluted	623,600,000	512,054,348
Earnings per share-Basic and diluted	$ 0.0001	$ 0.0020